                      CHESAPEAKE INVESTORS, INC.

                         SEMI-ANNUAL REPORT
                          TO SHAREHOLDERS

                           MARCH 31, 1997

Dear Shareholder:

     The financial report, contained herein, shows results for the six month period ended March 31, 1997. Net investment income totalled $388,577 or $.10 per share compared to $412,384 or $.11 per share for the six month period ended March 31, 1996. The net asset value as of March 31, 1997 was $4.12 per share compared with $4.18 per share on September 30, 1996.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                               Warren W. Pearce, Jr.,
Chairman of the Board                           President

May 16, 1997

                                  CHESAPEAKE INVESTORS, INC.
                            STATEMENT OF ASSETS AND LIABILITIES
                                        MARCH 31, 1997
                                           (UNAUDITED)

ASSETS:
     Investments in Long-Term Securities, at Value
          (Amortized Cost $14,275,916)                                             $15,136,479
     Investments in Short-Term Securities
          (at cost which approximates market)                                          190,104
     Accrued Interest Receivable                                                       272,272
                                                                                   ------------
                 Total  Assets                                                      15,598,855
                                                                                   ------------
LIABILITIES:
     Accounts Payable and Accrued Expenses:
          Other                                                                         17,476
                                                                                   ------------
                 Total  Liabilities                                                     17,476
                                                                                   ------------

NET ASSETS:
     Net Assets (Equivalent to $4.12 per share based on
           3,783,960 shares of capital stock outstanding)                          $15,581,379
                                                                                   ============



                              See Notes to Financial Statements

                                   CHESAPEAKE INVESTORS, INC.
                              SCHEDULE OF INVESTMENTS IN SECURITIES
                                         MARCH 31, 1997
                                           (UNAUDITED)

                                                      Face          Amortized
                                        Rating*      Amount            Cost           Value
                                        ------- --------------   --------------  --------------
Investments in Long-Term
     Securities:

Arizona:
     Salt River Project,
          Arizona - Series C Revenue
          5.5%, due 1/1/28 . . . . . . .    AA  $     700,000    $     685,850   $     663,250
     Maricopa County
          Arizona School District
          5.5%, due 7/1/05   . . . . . .   AAA        650,000          667,029         667,674
                                                --------------   --------------  --------------
               Total Arizona . . . . .              1,350,000        1,352,879       1,330,924
                                                --------------   --------------  --------------
Arkansas:
     Jefferson County, Arkansas
         Single Family Mortgage
         7.25%, due 12/1/10  . . . . . .   Aaa        365,000          325,598         417,812
     Little Rock, Arkansas
          Single Family Mortgage,
          7.3%:
             due 9/1/00  . . . . . . . .   AAA         25,000           24,493          28,633
             due 9/1/01  . . . . . . . .   AAA         25,000           24,371          28,633
             due 9/1/02  . . . . . . . .   AAA         30,000           29,111          34,360
             due 9/1/03  . . . . . . . .   AAA         35,000           33,819          40,086
             due 9/1/04  . . . . . . . .   AAA         35,000           33,685          40,086
             due 9/1/05  . . . . . . . .   AAA         40,000           38,357          45,813
             due 9/1/06  . . . . . . . .   AAA         35,000           33,447          40,086
             due 9/1/07  . . . . . . . .   AAA         45,000           42,867          51,539
             due 9/1/08  . . . . . . . .   AAA         50,000           47,487          57,266
             due 9/1/09  . . . . . . . .   AAA         50,000           47,355          57,266
             due 9/1/10  . . . . . . . .   AAA         30,000           28,338          34,360
                                                --------------   --------------  --------------
                 Total Arkansas  . . .                765,000          708,928         875,940
                                                --------------   --------------  --------------

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                          MARCH 31, 1997
                                            (UNAUDITED)

                                                      Face          Amortized
                                        Rating*       Amount           Cost           Value
                                        ------- --------------   --------------  --------------
California:
     Los Angeles, California
        Electric Revenue
         5.875%, due 9/1/30  . . . . . .    AA        300,000          276,920         292,266
                                                --------------   --------------  --------------
District of Columbia:
     Georgetown University
          Revenue Bond
          7.4%, due 4/1/18 . . . . . . .   AA-        750,000          731,736         785,273
                                                --------------   --------------  --------------
Florida:
     City of Gainesville, Florida,
          Utility System Revenue,
          9.125%, due 10/1/05  . . . . .   AAA        500,000          500,000         637,420
     Florida State Board
          of Education - Cap Outlay
          7.25%, due 6/1/23  . . . . . .    AA        200,000          198,814         218,090
                                                --------------   --------------  --------------
               Total Florida . . . . .                700,000          698,814         855,510
                                                --------------   --------------  --------------
Georgia:
     Municipal Electric Authority
          6%, due 1/1/05 . . . . . . . .   AAA        700,000          737,357         740,796
                                                --------------   --------------  --------------
Illinois:
     Chicago, Illinois
          UTGO Public Library
          6.60%, due 1/1/04  . . . . . .   AAA        700,000          717,997         757,421
     Chicago, Illinois
          School Finance Authority
          5%, due 6/1/09 . . . . . . . .   AAA        650,000          614,819         621,361
                                                --------------   --------------  --------------
               Total Illinois  . . . .              1,350,000        1,332,816       1,378,782
                                                --------------   --------------  --------------

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                          MARCH 31, 1997
                                            (UNAUDITED)

                                                      Face          Amortized
                                        Rating*       Amount           Cost           Value
                                        ------- --------------   --------------  --------------
Louisiana:
     Shreveport, Louisiana,
          Single Family Mortgage,
          6.75%, due 9/1/10  . . . . . .   Aaa        405,000          348,847         448,918
                                                --------------   --------------  --------------
Massachusetts:
     Massachusetts State Utility
          Government Bond,
          7.625%, due 6/1/08 . . . . . .    A+        500,000          555,686         560,780
                                                --------------   --------------  --------------
Minnesota:
     Southern Minnesota Municipal
          Power Agency, Serial A
          5.7%, due 1/1/05 . . . . . . .    A+        650,000          668,099         673,868
                                                --------------   --------------  --------------
New York:
     New York State
          Local Revenue
          5.375%, due 4/1/16 . . . . . .    A+        200,000          186,454         189,626
     New York State
          Local Revenue
          5.125%, due 4/1/10 . . . . . .   AAA        400,000          391,643         388,752
     Triborough Bridge and
          Tunnel Authority -
          New York Rev Series
          7.875%, due 1/1/18 . . . . . .   AAA        400,000          402,421         417,252
                                                --------------   --------------  --------------
               Total New York  . . . .              1,000,000          980,518         995,630
                                                --------------   --------------  --------------

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                          MARCH 31, 1997
                                            (UNAUDITED)

                                                      Face          Amortized
                                        Rating*       Amount           Cost           Value
                                        ------- --------------   --------------  --------------
North Carolina:
     North Carolina Municipal
          Power Agency
          7.25%, due 1/1/07  . . . . . .    A-        400,000          434,522         448,688
     Charlotte, NC Utility
          General Obligation
          5.5%, due 7/1/07 . . . . . . .   AAA        500,000          520,008         517,420
                                                --------------   --------------  --------------
               Total North Carolina  .                900,000          954,530         966,108
                                                --------------   --------------  --------------
Oklahoma:
     Oklahoma State Turnpike
          Authority
          Turnpike Revenue
          6.125%, due 1/1/20 . . . . . .    A+        360,000          355,842         367,427
                                                --------------   --------------  --------------
Pennsylvania:
     Allegheny County, Pennsylvania
          Hospital Development Authority
          6.0%, due 11/1/23  . . . . . .   AAA        700,000          671,514         708,421
     Commonwealth of Pennsylvania
          Utility Government Obligation
          6.3%, due 11/1/02  . . . . . .   AAA        700,000          715,563         750,862
     Pennsylvania State Higher
          Educational Facility
          Authority
          7.15%, due 6/15/15 . . . . . .   AAA        500,000          503,689         535,860
     Pennsylvania Intergovernmental
          Coop Authority Special
          Tax Revenue
          7%, due 6/15/04  . . . . . . .   AAA        500,000          519,209         558,595
                                                --------------   --------------  --------------
               Total Pennsylvania  . .              2,400,000        2,409,975       2,553,738
                                                --------------   --------------  --------------

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                          MARCH 31, 1997
                                            (UNAUDITED)

                                                      Face          Amortized
                                        Rating*       Amount           Cost           Value
                                        ------- --------------   --------------  --------------
Texas:
     Cypress-Fairbanks, Texas
          Independent School District
          5.5%, due 2/15/10  . . . . . .   AAA        700,000          700,000         700,987
     Texas Water Development
          Board Revenue
          5.5%, due 7/15/10  . . . . . .   AAA        750,000          752,660         762,420
                                                --------------   --------------  --------------
               Total Texas . . . . . .              1,450,000        1,452,660       1,463,407
                                                --------------   --------------  --------------
Utah:
     Salt Lake City, Utah
          Hospital Revenue
          8.125%, due 5/15/15  . . . . .   AAA        700,000          710,309         847,112
                                                --------------   --------------  --------------
               Total Investments in
                    Long-Term
                    Securities . . . .          $  14,280,000    $  14,275,916   $  15,136,479
                                                ==============   ==============  ==============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                                       Face
                                                                      Amount          Cost
                                                                 --------------  --------------
Investments in Short-Term Securities:

          Seven Seas Series
               Tax Free Money Market Fund, 2.62%  . . . . . . . .$     190,104   $     190,104
                    Total Investments                            --------------  --------------
                         in Short-Term Securities . . . . . . . .$     190,104   $     190,104
                                                                 ==============  ==============

                               See Notes to Financial Statements

                                   CHESAPEAKE INVESTORS, INC.
                                     STATEMENT OF OPERATIONS
                                    FOR THE SIX MONTHS ENDED
                                          MARCH 31, 1997
                                            (UNAUDITED)

INVESTMENT INCOME:
     Interest Income                                                             $     454,331
                                                                                 --------------
EXPENSES:
     Investment Advisory Fee                                                            27,224
     Custodian Fees                                                                      5,100
     Transfer Agent and Dividend
       Disbursing Agent Fees                                                             5,912
     Legal and Auditing Services                                                        13,488
     Administrative Services                                                             9,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                                  2,500
     Printing Costs                                                                      1,759
     Miscellaneous                                                                         771
                                                                                 --------------
          Total Expenses                                                                65,754
                                                                                 --------------
               Net Investment Income                                                   388,577
                                                                                 --------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Realized Loss From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                                        605,818
            Cost of Investments Sold                                                   608,394
                                                                                 --------------
              Net Realized Loss on Investments                                          (2,576)
                                                                                 --------------
     Unrealized Loss on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Period                                                  996,256
          Unrealized Appreciation of Investments
               at End of Period                                                        860,562
                                                                                 --------------
                  Net Unrealized Loss on Investments                                  (135,694)
                                                                                 --------------
               Net Realized and Unrealized Loss on
                    Investments                                                       (138,270)
                                                                                 --------------
Net Increase in Net Assets Resulting
     from Operations                                                             $     250,307
                                                                                 ==============

                               See Notes to Financial Statements

                                   CHESAPEAKE INVESTORS, INC.
                               STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE SIX MONTHS ENDED MARCH 31, 1997 AND
                             FOR THE YEAR ENDED SEPTEMBER 30, 1996

                                                                 Six Month Period   Year Ended
                                                                   Ended March 31, September 30,
                                                                        1997           1996
                                                                    (Unaudited)     (Audited)
                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
     Operations:
          Net Investment Income                                  $     388,577   $     827,321
          Net Realized Gain (Loss) on
             Investments                                                (2,576)        158,742
          Net Unrealized Loss
             on Investments                                           (135,694)        (96,118)
                                                                 --------------  --------------
     Net Increase in Net Assets
             Resulting from Operations                                 250,307         889,945

     Dividends to Shareholders from:
             Net Investment Income                                    (333,165)       (870,738)
             Net Realized Gain on Investments                         (158,742)        (56,326)
                                                                 --------------  --------------

                    Total Increase (Decrease)
                         in Net Assets                                (241,600)        (37,119)
                                                                 --------------  --------------
NET ASSETS:
     Beginning of Period                                            15,822,979      15,860,098
                                                                 --------------  --------------
     End of Period  (Including Undistributed
        Net Investment Income of $805,423
        and $770,223, respectively, and
        Undistributed Net Realized Gains
        of $158,742 at September 30, 1996)                       $  15,581,379   $  15,822,979
                                                                 ==============  ==============

                               See Notes to Financial Statements

                                                 CHESAPEAKE INVESTORS, INC.
                                                NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

      Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

 B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

 C. Other - Investment security transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

      At March 31, 1997, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 1997 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during the six month period ended March 31, 1997, other than short-term securities, aggregated $605,818.

      Purchases of long-term securities during the six month period ended March 31, 1997 aggregated $391,536.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 1997, was $14,109,431. Gross unrealized gains totalled $1,029,636 and gross unrealized losses totalled $26,246 for Federal income tax purposes at March 31, 1997.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 1997 totalled $27,224.

      For the six month period ended March 31,1997, fees of $9,000 for administrative services were paid to Carrollton Enterprises. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

      During the six month period ended March 31, 1997, the Company distributed dividends of $491,907 to its shareholders. On March 13, 1997, the Company declared a $.05 per share dividend payable April 10, 1997, to shareholders of record March 27, 1997.

                                           CHESAPEAKE INVESTORS, INC.
                                           SUPPLEMENTARY INFORMATION
                                       SELECTED PER SHARE DATA AND RATIOS

                                                   Six Months         Fiscal          Fiscal          Fiscal          Fiscal
                                                    March 31,          Year            Year            Year            Year
                                                      1997             1996            1995            1994            1993
                                                --------------   --------------  --------------  --------------  --------------
PER SHARE DATA:*
     Investment Income                          $         .12    $         .25   $         .29   $         .32   $         .33
     Expenses                                             .02              .03             .03             .03             .03
                                                --------------   --------------  --------------  --------------  --------------

     Net Investment Income                                .10              .22             .26             .29             .30
     Dividends from:
       Net Investment Income                             (.09)            (.23)           (.28)           (.27)           (.30)
       Net Realized Gain
         on Investments                                  (.04)            (.01)             -             (.03)             -
     Net Realized and Unreal-
       ized Gain (Loss) on
       Investments                                       (.04)             .01             .05            (.32)            .08
                                                --------------   --------------  --------------  --------------  --------------

     Net Increase (Decrease)
       in Net Asset Value                                (.06)            (.01)            .03            (.33)            .08
     Net Asset Value:
       Beginning of Period                               4.18             4.19            4.16            4.49            4.41
                                                --------------   --------------  --------------  --------------  --------------
       End of Period                            $        4.12    $        4.18   $        4.19   $        4.16   $        4.49
                                                ==============   ==============  ==============  ==============  ==============

RATIOS:

     Ratio of Expenses to
       Average Net Assets                                .42%             .72%            .74%            .74%            .70%
     Ratio of Net Investment
       Income to Average Net
       Assets                                           2.47%            5.22%           6.18%           6.81%           6.82%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                         INVESTMENT ADVISER

Albert W. Turner                                  Federated Investment
Herndon G. Kilby                                  Counseling, Inc.
Warren W. Pearce,  Jr.                            Pittsburgh, Pennsylvania
John F. Ryon
Wilbert N. Sales
                                                  CUSTODIAN

                                                  State Street Bank
                                                  and Trust Company
                                                  North Quincy, Massachusetts

OFFICERS                                          TRANSFER AGENT

Albert W. Turner,                                 Registrar and Transfer Company
    Chairman of the Board                         Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,
   Secretary-Treasurer

OFFICES

11785 Beltsville Drive
Beltsville, Maryland